Borrowings (Details 2 - Textual) € / shares in Units, € in Millions				12 Months Ended
	Feb. 02, 2021 EUR (€) Item € / shares	Apr. 30, 2020 EUR (€) € / shares	Jan. 18, 2019 EUR (€) € / shares	Dec. 31, 2021 EUR (€) Item € / shares	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019 EUR (€)
Borrowings
Borrowings, interest rate				3.06%	4.80%	5.20%
Convertible bonds 2021
Borrowings
Aggregate principal amount	€ 1,100
Number of tranches for borrowing facility | Item	2
Par value per convertible debt instrument | € / shares	€ 100,000
Convertible bonds 2021 | August 2025 (Tranche A)
Borrowings
Aggregate principal amount	€ 600
Percentage of nominal value of borrowings	101.50%
Par value per convertible debt instrument | € / shares				€ 100,000
Convertible debt instrument, conversion Price | € / shares	€ 135.58
Convertible bonds 2021 | February 2028 (Tranche B)
Borrowings
Aggregate principal amount	€ 500
Percentage of nominal value of borrowings	100.00%
Par value per convertible debt instrument | € / shares				100,000
Borrowings, interest rate	0.625%
Convertible debt instrument, conversion Price | € / shares	€ 144.93
Convertible bonds 2020
Borrowings
Aggregate principal amount		€ 300
Percentage of nominal value of borrowings		100.00%
Par value per convertible debt instrument | € / shares		€ 100,000		100,000
Borrowings, maturity		April 2026
Semi-annual interest rate on borrowings		1.25%
Period of borrowings maturity		6 years
Convertible bonds 2019
Borrowings
Aggregate principal amount			€ 250
Percentage of nominal value of borrowings			100.00%
Par value per convertible debt instrument | € / shares			€ 100,000	€ 100,000
Semi-annual interest rate on borrowings			2.25%
Senior notes
Borrowings
Aggregate principal amount							€ 500
Borrowings, interest rate							5.50%
Revolving credit facility
Borrowings
Number of tranches for borrowing facility | Item				2
Extension period of borrowings				1 year
Credit facility, current borrowing capacity at tranche 1				€ 171
Credit facility, current borrowing capacity at tranche 2				€ 200
Bank Loan
Borrowings
Period of borrowings maturity				2 years